WARRANTS	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
WARRANTS

NOTE 17 – WARRANTS

On November 9, 2015, the Company issued 9,050 common stock warrants to two founders with an exercise price of $5.00. The warrants expire and are no longer exercisable at the earlier of the tenth anniversary of the date the warrants were issued or the date the Company is acquired by another entity.

Under the terms of a short-term borrowing agreement signed in 2017, the lender had a right to invest up to the greater of (i) $250,000 or (ii) an amount that would maintain Lender’s pro rata ownership in the Company under the same terms provided to other investors. On November 15, 2018, the Company and the lender agreed on the terms of the right to invest by granting the lender a warrant to purchase up to 7,224 series seed preferred shares of the Company at an exercise price of $10.38 per share. The warrants expire and are no longer exercisable at the tenth anniversary of the date the warrants were issued. The warrant shall be automatically exchanged for shares in the event of a change of control.

On August 26, 2020, the Company issued a warrant to an affiliate of a shareholder to purchase up to 765,862 Series A2 preferred shares at an exercise price of $0.25 in exchange for professional services. Effective December 31, 2020, this warrant was cancelled and a replacement warrant to purchase up to 765,862 Series A2 preferred shares at an exercise price of $0.25 was issued to an affiliate of the original warrant holder. The Company estimated the fair value of the warrants to be $1,039,070 based on a Black-Scholes valuation and recorded it as professional fees and included it in additional paid-in capital as of December 31, 2020. The warrants expire on August 26, 2027. On December 17, 2021, the warrants were exercised (see Note 19).

The following assumptions were used when calculating the issuance date fair value:

Exercise price of the warrants	$0.25
Expected life of the warrants	7 years
Current value of the underlying share	$1.45
Expected volatility	101.70%
Expected dividend yield	0.00%
Risk-free interest rates	0.22%

The table below summarizes the Company’s warrant activities:

	Number of Common Shares Warrants	Number of Series Seed Shares Warrants	Number of Series A Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at December 31, 2019	9,050	7,224	-	$5.00 to 10.38	$7.39
Granted	-	-	1,573,362	0.00001 to 0.60	0.40
Forfeited	-	-	-	-	-
Exercised	-	-	(807,500)	0.00001 to 0.60	0.54
Balance at December 31, 2020	9,050	7,224	765,862	0.00001 to 10.38	0.40
Forfeited	-	-	-	-	-
Exercised	-	-	(765,862)	0.25	0.25
Balance at December 31, 2021	9,050	7,224	-	$0.00001 to 10.38	$7.39

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 17 – WARRANTS (CONTINUED)

Warrant Liabilities

The Company’s warrant liabilities contained unobservable inputs that reflected the Company’s own assumptions in which there was little, if any, market activity as of the measurement date. Accordingly, the Company’s warrant liabilities are measured on a recurring basis using unobservable inputs and were classified as level 3 measurements.

In connection with the September Promissory Note, on September 16, 2021 the Company also issued the September Warrant Securities to Hudson to purchase certain securities of the Company. Hudson assigned the warrants it received from the Company to ATW, an affiliate of a shareholder and executed a Warrant Assignment Agreement on September 16, 2021 (see Note 12). Pursuant to the terms of the warrant agreement, upon closing of the Merger, the warrant will be automatically deemed exercised and the Company will issue 1,891,928 shares of the Company’s Series A3 Preferred Stock and warrants to purchase 1,891,928 shares of Series A3 Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855.

The warrant agreement includes additional optional exercise triggers upon certain financing transactions if the Merger is not completed. In addition, if the warrants are not exercised prior to October 7, 2022 under any of the additional optional exercise triggers, then at any time on or after October 7, 2022, the warrant holder may elect to exercise a warrant to purchase up to a number of September Warrant Securities equal to the quotient obtained by dividing (A) $2,700,000 (“September Warrant Value”), by (B) 75% of the fair market value of a share of the most senior class of equity securities of the Company outstanding at the time of exercise as determined by mutual agreement. If the warrant has not been exercised in full by October 7, 2023, the warrant shall automatically be exercised by instructing the Company to withhold a number of Warrant Securities then issuable upon exercise of the warrant with an aggregate fair market value as of the exercise date equal to the exercise price of $0.01 multiplied by the number of September Warrant Securities as determined by the September Warrant Value.

The warrants are considered an unconditional obligation to issue variable number of the Company’s shares for a fixed monetary amount known at inception. As such, the warrants are recorded as a liability until exercised.

The Company measured the fair value of the warrants to be $2,692,396, comprised of $1,703,782 fair value of Series A3 Preferred Stock, and $988,614 fair value of Series A3 Preferred Stock warrants based on a Black-Scholes option pricing model. The Company recorded the fair value of the warrant on inception date on September 16, 2021 as a liability and the excess fair value over the proceeds received from the September Promissory Note in the amount of $1,192,396 was recorded in other expenses on the accompanying consolidated statements of operations. The Company remeasured the fair value on December 31, 2021 and the periodic change in fair value, which amounted to $497,759, is reflected in change of fair value of warrant liabilities within the consolidated statements of operations.

The following assumptions were used when calculating the fair value of the A3 Warrants:

Exercise price of the warrants	$0.01-$1.125
Expected life of the warrants	0.3-7 years
Current value of the underlying Series A3 Preferred Stock	$0.75-$0.82
Expected volatility	58.5%-71.3%
Expected dividend yield	0.00%
Risk-free interest rates	0.02%-1.44%

On December 29, 2021, the Company issued warrants to an affiliate of a shareholder in connection with the First and Second December Promissory Note (see Note 12). Pursuant to the terms of the warrant agreement, upon closing of the Merger (see Note 12), the warrant will be automatically deemed exercised and the Company will issue 2,376,439 shares of the Company’s Series A3 Preferred Stock and warrants to purchase 2,376,439 shares of Series A3 Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855 (“December Warrant Securities”).

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 17 – WARRANTS (CONTINUED)

The warrant agreement includes additional optional exercise triggers upon certain financing transactions if the Merger is not completed. In addition, if the warrants are not exercised prior to December 29, 2022 under any of the additional optional exercise triggers, then at any time on or after December 29, 2022, the warrant holder may elect to exercise a warrant to purchase up to a number of December Warrant Securities equal to the quotient obtained by dividing (A) $3,391,452 (“December Warrant Value”), by (B) 75% of the fair market value of a share of the most senior class of equity securities of the Company outstanding at the time of exercise as determined by mutual agreement. If the warrant has not been exercised in full by October 7, 2023, the warrant shall automatically be exercised by instructing the Company to withhold a number of Warrant Securities then issuable upon exercise of the warrant with an aggregate fair market value as of the exercise date equal to the exercise price of $0.01 multiplied by the number of the December Warrant Securities as determined by the December Warrant Value.

The warrants are considered an unconditional obligation to issue variable number of the Company’s shares for a fixed monetary amount known at inception. As such, the warrants are recorded as a liability until exercised.

The Company measured the fair value of the warrants to be $2,756,669, comprised of $1,758,565 fair value of Series A3 Preferred Stock, and $998,104 fair value of Series A3 Preferred Stock warrants based on a Black-Scholes option pricing model. The Company recorded the fair value of the warrant on inception date as a liability on the consolidated balance sheet as of December 31, 2021 and the excess fair value over the proceeds received from the First and Second December Promissory Note in the amount of $1,636,669 was recorded in other expense on the accompanying consolidated statements of operations.

The following assumptions were used when calculating the fair value of the A3 Warrants:

Exercise price of the warrants	$0.01-1.125
Contractual life of the warrants	0.3-7 years
Current value of the underlying Series A3 Preferred Stock	$0.80
Expected volatility	66.6%-71.3%
Expected dividend yield	0.00%
Risk-free interest rates	0.02%-1.44%